Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Paid-in capital [Member]	Treasury stock at cost [Member]	Accumulated other comprehensive (loss) [Member]	Accumulated deficit [Member]
Beginning balance at Jan. 30, 2011	$ 239,830	$ 2	$ 246,290	$ (1,500)	$ 195	$ (5,157)
Beginning balance, shares at Jan. 30, 2011		55,233,021		337,475
Net income (loss)	(6,985)					(6,985)
Unrealized foreign currency translation gain (loss)	42				42
Stock-based compensation	1,038		1,038
Purchase of common stock	(96,888)	(1)	(96,887)
Purchase of common stock, shares		(21,798,336)
Purchase of treasury stock	(597)			(597)
Purchase of treasury stock, shares				115,299
Sale of treasury stock	1,075		167	908
Sale of treasury stock, shares				(204,362)
Ending balance at Jan. 29, 2012	137,515	1	150,608	(1,189)	237	(12,142)
Ending balance, shares at Jan. 29, 2012		33,434,685		248,412
Net income (loss)	8,782					8,782
Unrealized foreign currency translation gain (loss)	15				15
Stock-based compensation	1,099		1,099
Ending balance at Feb. 03, 2013	147,411	1	151,707	(1,189)	252	(3,360)
Ending balance, shares at Feb. 03, 2013		33,434,685		248,412
Net income (loss)	2,169					2,169
Unrealized foreign currency translation gain (loss)	(419)				(419)
Stock-based compensation	1,207		1,207
Sale of Stock	80		80
Sale of Stock, shares		17,999
Ending balance at Feb. 02, 2014 (Scenario, Previously Reported [Member])		1	152,994
Ending balance at Feb. 02, 2014	150,448	334	152,661	(1,189)	(167)	(1,191)
Ending balance, shares at Feb. 02, 2014		33,452,684		248,412
Net income (loss)	(7,024)					(7,024)
Unrealized foreign currency translation gain (loss)	(47)				(47)
Stock-based compensation	1,864	256	1,864
Proceeds from the issuance of common stock, value	100,659	68	100,591
Proceeds from the issuance of common stock, shares		6,764,705
Costs associated with the issuance of common stock	(1,779)		(1,779)
Ending balance at Nov. 02, 2014	$ 244,121	$ 402	$ 253,337	$ (1,189)	$ (214)	$ (8,215)
Ending balance, shares at Nov. 02, 2014		40,217,645		248,412